RESTATED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Pre-funded warrants Common Stock	Pre-funded warrants Additional Paid-In Capital	Pre-funded warrants	Preferred Stock Series E-2 Preferred Stock	Preferred Stock	Common Stock Series E-2 Preferred Stock	Common Stock	Additional Paid-In Capital Series E-2 Preferred Stock	Additional Paid-In Capital	Accumulated Deficit	Series D preferred stock	Series E-2 Preferred Stock	Total
Balance beginning at Dec. 31, 2021							$ 61		$ 157,260,859	$ (128,197,789)			$ 29,063,131
Balance beginning (in shares) at Dec. 31, 2021							6,110,125
Balance beginning Series D preferred stock at Dec. 31, 2021											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021											111.11
Stock-based compensation (Note7)									303,805				303,805
Retired shares (in shares)							(1)
Net loss										(6,239,797)			(6,239,797)
Balance ending Series D preferred stock at Mar. 31, 2022											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Mar. 31, 2022											111.11
Balance ending at Mar. 31, 2022							$ 61		157,564,664	(134,437,586)			23,127,139
Balance ending (in shares) at Mar. 31, 2022							6,110,124
Balance beginning at Dec. 31, 2021							$ 61		157,260,859	(128,197,789)			29,063,131
Balance beginning (in shares) at Dec. 31, 2021							6,110,125
Balance beginning Series D preferred stock at Dec. 31, 2021											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021											111.11
Net loss													(11,874,840)
Balance ending Series D preferred stock at Jun. 30, 2022											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2022											111.11
Balance ending at Jun. 30, 2022							$ 61		157,984,617	(140,072,629)			17,912,049
Balance ending (in shares) at Jun. 30, 2022							6,110,122
Balance beginning at Dec. 31, 2021							$ 61		157,260,859	(128,197,789)			29,063,131
Balance beginning (in shares) at Dec. 31, 2021							6,110,125
Balance beginning Series D preferred stock at Dec. 31, 2021											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021											111.11
Net loss													(19,386,162)
Balance ending Series D preferred stock at Sep. 30, 2022											$ 1,382,023		1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2022											111.11
Balance ending at Sep. 30, 2022							$ 61		158,352,376	(147,583,951)			10,768,486
Balance ending (in shares) at Sep. 30, 2022							6,110,118
Balance beginning at Dec. 31, 2021							$ 61		157,260,859	(128,197,789)			29,063,131
Balance beginning (in shares) at Dec. 31, 2021							6,110,125
Balance beginning Series D preferred stock at Dec. 31, 2021											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2021											111.11
Stock-based compensation (Note7)									1,452,964				$ 1,452,964
Stock awards (Note 7) (in shares)													440,250
Retired shares (in shares)							(6)
Net loss										(31,792,618)			$ (31,792,618)
Issuance of common stock and pre-funded warrants, net of issuance costs							$ 33		9,429,734				9,429,767
Issuance of common stock and pre-funded warrants, net of issuance costs (in shares)							3,275,153
Balance ending Series D preferred stock at Dec. 31, 2022											$ 1,382,023		1,382,023
Balance ending Series D preferred stock (in shares) at Dec. 31, 2022											111.11
Balance ending at Dec. 31, 2022							$ 94		168,143,557	(159,990,407)			8,153,244
Balance ending (in shares) at Dec. 31, 2022							9,385,272
Balance beginning at Mar. 31, 2022							$ 61		157,564,664	(134,437,586)			23,127,139
Balance beginning (in shares) at Mar. 31, 2022							6,110,124
Balance beginning Series D preferred stock at Mar. 31, 2022											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Mar. 31, 2022											111.11
Stock-based compensation (Note7)									419,953				419,953
Retired shares (in shares)							(2)
Net loss										(5,635,043)			(5,635,043)
Balance ending Series D preferred stock at Jun. 30, 2022											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2022											111.11
Balance ending at Jun. 30, 2022							$ 61		157,984,617	(140,072,629)			17,912,049
Balance ending (in shares) at Jun. 30, 2022							6,110,122
Stock-based compensation (Note7)									367,759				367,759
Retired shares (in shares)							(4)
Net loss										(7,511,322)			(7,511,322)
Balance ending Series D preferred stock at Sep. 30, 2022											$ 1,382,023		1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2022											111.11
Balance ending at Sep. 30, 2022							$ 61		158,352,376	(147,583,951)			10,768,486
Balance ending (in shares) at Sep. 30, 2022							6,110,118
Balance beginning at Dec. 31, 2022							$ 94		168,143,557	(159,990,407)			8,153,244
Balance beginning (in shares) at Dec. 31, 2022							9,385,272
Balance beginning Series D preferred stock at Dec. 31, 2022											$ 1,382,023		1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022											111.11
Stock-based compensation (Note7)									408,206				408,206
Conversion of preferred stock to common stock	$ 3		$ 3
Conversion of preferred stock to common stock (in shares)	355,235
Net loss										(7,190,470)			(7,190,470)
Conversion of warrants into common shares	$ 3		3
Conversion of warrants into common shares (in shares)	355,235
Balance ending Series D preferred stock at Mar. 31, 2023											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Mar. 31, 2023											111.11
Balance ending at Mar. 31, 2023							$ 97		168,551,763	(167,180,877)			1,370,983
Balance ending (in shares) at Mar. 31, 2023							9,740,507
Balance beginning at Dec. 31, 2022							$ 94		168,143,557	(159,990,407)			8,153,244
Balance beginning (in shares) at Dec. 31, 2022							9,385,272
Balance beginning Series D preferred stock at Dec. 31, 2022											$ 1,382,023		1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022											111.11
Net loss													(17,369,110)
Balance ending Series D preferred stock at Jun. 30, 2023											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2023											111.11
Balance ending at Jun. 30, 2023							$ 97		168,971,520	(177,359,517)			(8,387,900)
Balance ending (in shares) at Jun. 30, 2023							9,740,507
Balance beginning at Dec. 31, 2022							$ 94		168,143,557	(159,990,407)			8,153,244
Balance beginning (in shares) at Dec. 31, 2022							9,385,272
Balance beginning Series D preferred stock at Dec. 31, 2022											$ 1,382,023		1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022											111.11
Net loss													(34,889,488)
Balance ending Series D preferred stock at Sep. 30, 2023											$ 19,202,023		19,202,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2023											1,336.11
Balance ending at Sep. 30, 2023							$ 99		166,879,534	(194,879,895)			(28,000,262)
Balance ending (in shares) at Sep. 30, 2023							9,918,384
Balance beginning at Dec. 31, 2022							$ 94		168,143,557	(159,990,407)			8,153,244
Balance beginning (in shares) at Dec. 31, 2022							9,385,272
Balance beginning Series D preferred stock at Dec. 31, 2022											$ 1,382,023		1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2022											111.11
Stock-based compensation (Note7)									2,410,288				2,410,288
Exercise of warrants into common shares							$ 12		2,467,210				2,467,222
Exercise of warrants into common shares (in shares)							1,197,622
Conversion of preferred stock to common stock					$ (13,142,368)		$ 99		13,142,269
Conversion of preferred stock to common stock (in shares)					(905.24)		9,947,684
Reclassification of pre-funded warrants to liability									(3,239,112)				$ (3,239,112)
Shares issued				1,225
Fair value of the warrants allocated to preferred stock				$ 17,820,000								$ 17,820,000
Stock awards (Note 7)							$ 2		(2)
Stock awards (Note 7) (in shares)							213,532						1,617,000
Net loss										(42,770,610)			$ (42,770,610)
Issuance of common stock and pre-funded warrants, net of issuance costs (in shares)				1,225
Balance ending Series D preferred stock at Dec. 31, 2023											$ 1,382,023		$ 1,382,023
Balance ending Series D preferred stock (in shares) at Dec. 31, 2023											111.11		111.11
Balance ending at Dec. 31, 2023					$ 4,677,632		$ 207		182,924,210	(202,761,017)			$ (15,158,968)
Balance ending (in shares) at Dec. 31, 2023					319.76		20,744,110
Balance beginning at Mar. 31, 2023							$ 97		168,551,763	(167,180,877)			1,370,983
Balance beginning (in shares) at Mar. 31, 2023							9,740,507
Balance beginning Series D preferred stock at Mar. 31, 2023											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Mar. 31, 2023											111.11
Stock-based compensation (Note7)									419,757				419,757
Net loss										(10,178,640)			(10,178,640)
Balance ending Series D preferred stock at Jun. 30, 2023											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2023											111.11
Balance ending at Jun. 30, 2023							$ 97		168,971,520	(177,359,517)			(8,387,900)
Balance ending (in shares) at Jun. 30, 2023							9,740,507
Stock-based compensation (Note7)									497,878				497,878
Exercise of warrants into common shares							$ 2		$ 649,248				649,250
Exercise of warrants into common shares (in shares)							177,877		649,248
Reclassification of pre-funded warrants to liability									$ (3,239,112)				(3,239,112)
Net loss										(17,520,378)			(17,520,378)
Balance ending Series D preferred stock at Sep. 30, 2023											$ 19,202,023		19,202,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2023											1,336.11
Balance ending at Sep. 30, 2023							$ 99		166,879,534	(194,879,895)			(28,000,262)
Balance ending (in shares) at Sep. 30, 2023							9,918,384
Balance beginning at Dec. 31, 2023					$ 4,677,632		$ 207		182,924,210	(202,761,017)			(15,158,968)
Balance beginning (in shares) at Dec. 31, 2023					319.76		20,744,110
Balance beginning Series D preferred stock at Dec. 31, 2023											$ 1,382,023		$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2023											111.11		111.11
Stock-based compensation (Note7)									454,363				$ 454,363
Exercise of warrants into common shares							$ 5		2,298,138				2,298,143
Exercise of warrants into common shares (in shares)							547,177
Conversion of preferred stock to common stock	$ 11	$ 3,972,529	$ 3,972,540	$ (1,203,346)		$ 9		$ 1,203,337
Conversion of preferred stock to common stock (in shares)	1,079,132			82.26		903,956
Retired shares (in shares)							(8)
Net loss										(26,641,983)			(26,641,983)
Balance ending Series D preferred stock at Mar. 31, 2024											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Mar. 31, 2024											111.11
Balance ending at Mar. 31, 2024					$ 17,067,715		$ 332		224,836,048	(229,403,000)			12,501,095
Balance ending (in shares) at Mar. 31, 2024					867.5		33,164,466
Balance beginning at Dec. 31, 2023					$ 4,677,632		$ 207		182,924,210	(202,761,017)			(15,158,968)
Balance beginning (in shares) at Dec. 31, 2023					319.76		20,744,110
Balance beginning Series D preferred stock at Dec. 31, 2023											$ 1,382,023		$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Dec. 31, 2023											111.11		111.11
Net loss													$ (42,226,073)
Balance ending Series D preferred stock at Sep. 30, 2024											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2024											111.11
Balance ending at Sep. 30, 2024					$ 13,615,544		$ 406		246,536,080	(244,987,090)			15,164,940
Balance ending (in shares) at Sep. 30, 2024					1,066.1		40,566,534
Balance beginning at Mar. 31, 2024					$ 17,067,715		$ 332		224,836,048	(229,403,000)			12,501,095
Balance beginning (in shares) at Mar. 31, 2024					867.5		33,164,466
Balance beginning Series D preferred stock at Mar. 31, 2024											$ 1,382,023
Balance beginning Series D preferred stock (in shares) at Mar. 31, 2024											111.11
Stock-based compensation (Note7)									799,249				799,249
Net loss										(919,371)			(919,371)
Balance ending Series D preferred stock at Jun. 30, 2024											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Jun. 30, 2024											111.11
Balance ending at Jun. 30, 2024					$ 7,843,603		$ 358		234,859,383	(230,322,371)			12,380,973
Balance ending (in shares) at Jun. 30, 2024					440		35,848,924
Stock-based compensation (Note7)									1,534,054				1,534,054
Conversion of preferred stock to common stock				$ (1,285,851)		$ 10		$ 1,285,841
Conversion of preferred stock to common stock (in shares)				(87.9)		965,934
Net loss										(14,664,719)			(14,664,719)
Balance ending Series D preferred stock at Sep. 30, 2024											$ 1,382,023
Balance ending Series D preferred stock (in shares) at Sep. 30, 2024											111.11
Balance ending at Sep. 30, 2024					$ 13,615,544		$ 406		$ 246,536,080	$ (244,987,090)			$ 15,164,940
Balance ending (in shares) at Sep. 30, 2024					1,066.1		40,566,534